Reportable Segments (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Schedule of segments commencing from the date of acquisitions

	Year ended December 31, 2019
	Billing and Related Services	Messaging*	Total
	U.S. dollars in thousands

Revenues	$16,547	$6,117	$22,664

Operating income	$4,254	$786	$5,040

*	The results of operations reported for the year ended December 31, 2019, includes the results of operations commencing the second quarter of 2019 (see Note 1a(2)).